Convertible Preferred Stock - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sale of common stock, price per share			$ 19.9
Pre Combination Astra
Preferred stock, shares outstanding	186,977,448		186,977,448
Convertible Preferred Stock [Member]
Cash capital contributions since inception	$ 100,200,000		$ 100,200,000
Preferred stock, shares outstanding	0		0	12,302,500
Issuance of Class A common stock upon acquisition of Apollo Fusion, Inc.			$ 30,000,000
Redeemable Noncontrolling Interest, Equity, Preferred, Redemption Value		$ 7,180
Adjustments to the carrying amount of the Convertible Preferred Stock		$ 1,100,000,000
Convertible Preferred Stock [Member] | Pre Combination Astra
Preferred stock, shares outstanding	186,977,448		186,977,448
Common Class A [Member]
Convertible preferred stock, shares issued upon conversion	124,340,003		124,340,003
Issuance of Class A common stock upon acquisition of Apollo Fusion, Inc.			$ 33,008,000	$ 0	$ 0